UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%‡
	Shares	Value
BUSINESS SERVICES — 24.0%
Alliance Data Systems Corp.*	519,946	$136,376,636
Cognizant Technology Solutions Corp., Cl A*	3,860,247	189,345,116
Equinix Inc.*	631,989	135,574,280
IHS Inc., Cl A*	1,078,681	141,706,323
Visa Inc., Cl A	824,776	174,035,984

		777,038,339

CONSUMER DISCRETIONARY — 7.6%
Amazon.com Inc.*	470,338	147,211,091
Viacom Inc., Cl B	1,188,466	98,250,484

		245,461,575

ENERGY — 3.2%
FMC Technologies Inc.*	1,684,261	102,403,069

FINANCIALS — 8.8%
Charles Schwab Corp.	5,281,309	146,556,325
T Rowe Price Group Inc.	1,765,511	137,109,584

		283,665,909

HEALTH CARE — 27.3%
Allergan Inc.	916,480	152,007,373
Celgene Corp.*	2,684,713	233,972,738
Gilead Sciences Inc.*	2,672,247	244,644,213
Illumina Inc.*	1,089,729	174,258,564
Intuitive Surgical Inc.*	168,777	77,223,916

		882,106,804

INDUSTRIAL — 2.7%
Precision Castparts Corp.	388,534	88,896,579

INFORMATION TECHNOLOGY — 14.0%
Apple Inc.	1,507,383	144,060,593
ARM Holdings ADR	344,207	14,718,291
Google Inc., Cl A*	174,159	100,933,849
Google Inc., Cl C*	174,159	99,549,284
Stratasys Ltd.*	948,740	95,386,320

		454,648,337

MATERIALS — 2.8%
Ecolab Inc.	840,678	91,238,783

TELECOMMUNICATION SERVICES — 4.9%
American Tower Corp. REIT, Cl A	1,679,663	158,543,391

WIRELESS — 3.0%
Qualcomm Inc.	1,297,214	95,604,672

TOTAL COMMON STOCK (Cost $1,995,599,353)		3,179,607,458

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JULY 31, 2014
(Unaudited)

SHORT-TERM INVESTMENT — 2.6%
	Shares	Value
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, Cl I, 0.010%(A) (Cost $85,473,893)	85,473,893	$85,473,893

TOTAL INVESTMENTS — 100.9% (Cost $2,081,073,246)†		$3,265,081,351

Percentages are based on Net Assets of $3,234,934,101.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

ADR	— American Depositary Receipt

Cl	— Class

Ltd.	— Limited

REIT	— Real Estate Investment Trust

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $2,081,073,246, and the unrealized appreciation and depreciation were $1,194,800,167 and $(10,792,062), respectively.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

As of July 31, 2014, all of the Fund’s investments were Level 1 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2014, there were no level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

EMC-QH-001-1800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014